SCHEDULE OF FINAL PURCHASE PRICE ALLOCATION (Details)			6 Months Ended			12 Months Ended
	Sep. 01, 2025 HKD ($)	Sep. 01, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2026 USD ($)	Sep. 30, 2025 USD ($)	Sep. 01, 2025 USD ($)	Mar. 31, 2025 HKD ($)
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Amount due from a related party	$ 8							$ 1
Fair value of net assets acquired	8							1
Goodwill recorded	13,259,992		$ 13,259,992				$ 1,699,999	$ 1,699,999
Cash paid	$ 13,260,000	$ 1,700,000	$ 13,260,000	$ 1,700,000		$ 1,700,000